FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11213

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
--------------------------------------
(Signature)

White Plains, New York
--------------------------------------
(City, State)

May 7, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: $14,553 (thousands)

List of Other Included Managers:

         None


                                                            FORM 13F

QTR ENDED: 3/31/07                      Name of Reporting Managers: Troob Capital Management LLC         (SEC USE ONLY)

        Item 1:            Item 2:           Item3:   Item 4:          Item 5:       Item 6:   Item 7:             Item 8:
     Name of Issuer     Title of Class       CUSIP  Fair Market Shares or          Investment  Other         Voting Authority
                                                      Value     Principal Sh/ Put/ Discretion Managers
                                                    (x $1000)   Amount    Prn Call                      (a) Sole (b) Shared (c) None
AMR Corp                      COM          001765956   144          449   SH  Puts    SOLE                   449
CVS Corp                      COM          126650100 2,298       67,320   SH          SOLE                67,320
Comcast Corp New              COM          20030N951    16           75   SH  Puts    SOLE                    75
Constar International Inc New COM          21036U107 1,133      128,018   SH          SOLE               128,018
Ford Motor Co                 COM PAR      345370860   316       40,000   SH          SOLE                40,000
Hanesbrands Inc               COM          410345102 1,562       53,153   SH          SOLE                53,153
IShares Russell 2000          Russell 2000 464287955   199          824   SH  Puts    SOLE                   824
Level 3 Communications        COM          52729N100   859      140,853   SH          SOLE               140,853
Motorola                      COM          620076909    16        1,264   SH  Calls   SOLE                 1,264
Movie Gallery                 COM          624581104   652      144,977   SH          SOLE               144,977
Nalco Holdings                COM          62985Q101 1,924       80,512   SH          SOLE                80,512
Orbcomm Inc                   COM          68555P100   674       52,861   SH          SOLE                52,861
Paxar Corp                    COM          704227107 1,435       49,995   SH          SOLE                49,995
Rite Aid Corporation          COM          767754104 1,120      194,091   SH          SOLE               194,091
Sally Beauty Holdings         COM          79546E104   300       32,680   SH          SOLE                32,680
Six Flags                     COM          83001P959    13           66   SH  Puts    SOLE                    66
Spectrum Brands               COM          84762L955    50          296   SH  Puts    SOLE                   296
Time Warner Cable             CL A         88732J108   468       12,500   SH          SOLE                12,500
United Rentals Inc            COM          911363109 1,374       49,953   SH          SOLE                49,953

                                      Value Total:  14,553

                                       Entry Total:     19